Investments in Affiliates (Details) - Schedule of results of operation - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Results Of Operation Abstract
Income from operations	¥ 1,462	¥ 115,656
Net profit (loss)	¥ (7,089)	¥ 89,820